Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Schedule of finance costs
	Year ended December 31,
	2019	2018	2017
Interest expenses on bank borrowings
wholly repayable within one year	67,203	96,444	96,385